Segment Reporting and Business Concentrations - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Segment	Dec. 31, 2015 Segment Country	Dec. 31, 2014 Segment
Segment Reporting [Abstract]
Number of operating segments | Segment	2	1	1
Primarily operations in geographic regions | Country		3